UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

January 31, 2010                                                     (Unaudited)

LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                                    Shares     (000)
---------------------                                         --------   -------
COMMON STOCK (99.5%)
AEROSPACE & DEFENSE (4.5%)
   Boeing                                                        2,600   $   158
   General Dynamics                                              3,100       207
   Goodrich                                                      2,100       130
   ITT                                                           1,800        87
   L-3 Communications Holdings                                   1,100        92
   Northrop Grumman                                              3,400       192
   Raytheon                                                      3,700       194
   Textron                                                       3,900        76
   Tyco International                                            4,100       145
                                                                         -------
                                                                           1,281
                                                                         -------
AGRICULTURAL OPERATIONS (0.7%)
   Archer-Daniels-Midland                                        6,700       201
                                                                         -------
AGRICULTURAL PRODUCTS (0.4%)
   Bunge                                                         1,500        88
   Fresh Del Monte Produce*                                      2,000        41
                                                                         -------
                                                                             129
                                                                         -------
AIRCRAFT (1.3%)
   Honeywell International                                       4,200       162
   Lockheed Martin                                               2,800       209
                                                                         -------
                                                                             371
                                                                         -------
APPAREL RETAIL (0.7%)
   Foot Locker                                                   5,600        63
   Gap                                                           6,500       124
                                                                         -------
                                                                             187
                                                                         -------
APPLICATION SOFTWARE (0.5%)
   Amdocs*                                                       5,500       157
                                                                         -------
ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
   Ameriprise Financial                                          4,000       153
   Bank of New York Mellon                                       4,300       125
                                                                         -------
                                                                             278
                                                                         -------
BANKS (6.7%)
   Bank of America                                              31,700       481
   BB&T                                                          5,500       153
   Comerica                                                      2,500        86
   Fifth Third Bancorp                                           6,900        86
   Huntington Bancshares                                         6,700        32
   JPMorgan Chase                                                9,700       378
   PNC Financial Services Group                                  1,600        89
   Regions Financial                                             9,900        63
   SunTrust Banks                                                2,800        68
   US Bancorp                                                    6,000       151
   Wells Fargo                                                  11,300       321
                                                                         -------
                                                                           1,908
                                                                         -------
BIOTECHNOLOGY (1.6%)
   Amgen*                                                        4,600       269


                                                                          Value
                                                               Shares     (000)
                                                              --------   -------
BIOTECHNOLOGY (CONTINUED)
   Biogen Idec*                                                  3,600   $   193
                                                                         -------
                                                                             462
                                                                         -------
CABLE & SATELLITE (1.7%)
   Comcast, Cl A                                                19,000       301
   Time Warner Cable, Cl A                                       4,600       200
                                                                         -------
                                                                             501
                                                                         -------
CHEMICALS (0.3%)
   Eastman Chemical                                              1,600        91
                                                                         -------
COMMERCIAL PRINTING (0.2%)
   RR Donnelley & Sons                                           3,600        71
                                                                         -------
COMMERCIAL SERVICES (0.7%)
   Affiliated Computer Services, Cl A*                           2,000       123
   Convergys*                                                    6,400        69
                                                                         -------
                                                                             192
                                                                         -------
COMPUTER & ELECTRONICS RETAIL (1.0%)
   Best Buy                                                      4,500       165
   RadioShack                                                    6,600       129
                                                                         -------
                                                                             294
                                                                         -------
COMPUTERS & SERVICES (9.8%)
   AOL*                                                            648        15
   Apple*                                                        1,400       269
   Computer Sciences*                                            2,300       118
   Dell*                                                        15,600       201
   Google, Cl A*                                                   300       159
   Hewlett-Packard                                               8,400       395
   International Business Machines                               5,200       636
   Microsoft                                                    21,000       592
   NCR*                                                          6,600        79
   Oracle                                                        4,800       111
   Seagate Technology                                            6,100       102
   Western Digital*                                              3,200       122
                                                                         -------
                                                                           2,799
                                                                         -------
CONSUMER DISCRETIONARY (2.3%)
   Kimberly-Clark                                                3,900       232
   Procter & Gamble                                              6,700       412
                                                                         -------
                                                                             644
                                                                         -------
CONSUMER ELECTRONICS (0.3%)
   Garmin                                                        2,700        87
                                                                         -------
CONSUMER PRODUCTS (0.6%)
   Hasbro                                                        3,400       104
   Polaris Industries                                            1,700        75
                                                                         -------
                                                                             179
                                                                         -------
DISTRIBUTORS (0.2%)
   Genuine Parts                                                 1,300        49
                                                                         -------
DIVERSIFIED MANUFACTURING (0.4%)
   SPX                                                           2,300       125
                                                                         -------

SCHEDULE OF INVESTMENTS

January 31, 2010                                                     (Unaudited)

LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                                    Shares     (000)
---------------------                                         --------   -------
DRUG RETAIL (0.8%)
  CVS Caremark                                                   7,000   $   226
                                                                         -------
ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   Cooper Industries, Cl A                                       3,000       129
                                                                         -------
ELECTRICAL SERVICES (5.1%)
   Alliant Energy                                                1,600        50
   Ameren                                                        2,900        74
   American Electric Power                                       3,900       135
   DTE Energy                                                    2,400       101
   Duke Energy                                                   8,800       145
   Edison International                                          3,700       123
   General Electric                                             24,700       397
   PG&E                                                          3,400       144
   Public Service Enterprise Group                               4,300       132
   Sempra Energy                                                 3,200       162
                                                                         -------
                                                                           1,463
                                                                         -------
FINANCIAL SERVICES (2.8%)
   Capital One Financial                                         2,300        85
   Citigroup                                                    55,200       183
   Goldman Sachs Group                                           2,000       298
   Morgan Stanley                                                8,900       238
                                                                         -------
                                                                             804
                                                                         -------

FOOD, BEVERAGE & TOBACCO (4.4%)
   Altria Group                                                  9,300       185
   Coca-Cola                                                     2,700       147
   Coca-Cola Enterprises                                         4,600        93
   ConAgra Foods                                                 7,100       162
   Pepsi Bottling Group                                          2,400        89
   PepsiCo                                                       2,100       125
   Philip Morris International                                   2,200       100
   Reynolds American                                             2,600       138
   Sara Lee                                                     13,600       165
   Supervalu                                                     3,200        47
                                                                         -------
                                                                           1,251
                                                                         -------
GENERAL MERCHANDISE STORES (0.4%)
   Big Lots*                                                     4,200       120
                                                                         -------
HEALTH CARE DISTRIBUTORS (1.3%)
   AmerisourceBergen, Cl A                                       7,200       196
   McKesson                                                      3,100       183
                                                                         -------
                                                                             379
                                                                         -------
HEALTH CARE EQUIPMENT (1.3%)
   Medtronic                                                     4,500       193
   Zimmer Holdings*                                              3,200       180
                                                                         -------
                                                                             373
                                                                         -------
HEALTH CARE FACILITIES (0.2%)
   Universal Health Services, Cl B                               2,200        64
                                                                         -------
HOMEFURNISHING RETAIL (0.2%)
   Aaron's                                                       2,300        64
                                                                         -------

                                                                          Value
                                                               Shares     (000)
                                                              --------   -------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.4%)
   Whirlpool                                                     1,400   $   105
                                                                         -------
INSURANCE (7.6%)
   ACE                                                           1,500        74
   Aetna                                                         4,200       126
   Allstate                                                      6,000       180
   Chubb                                                         4,000       200
   CIGNA                                                         4,000       135
   Cincinnati Financial                                          3,700        98
   Hartford Financial Services Group                             3,100        74
   Lincoln National                                              2,800        69
   Loews                                                         2,500        89
   MetLife                                                       3,900       138
   Prudential Financial                                          2,100       105
   Travelers                                                     5,200       263
   UnitedHealth Group                                            7,700       254
   Unum Group                                                    5,300       104
   WellPoint*                                                    4,100       261
                                                                         -------
                                                                           2,170
                                                                         -------
IT CONSULTING & OTHER SERVICES (0.5%)
   Accenture, Cl A                                               3,600       148
                                                                         -------
MACHINERY (0.4%)
   Dover                                                         2,600       112
                                                                         -------
METAL & GLASS CONTAINERS (0.7%)
   Ball                                                          2,300       117
   Owens-Illinois*                                               2,700        73
                                                                         -------
                                                                             190
                                                                         -------
MOTORCYCLE MANUFACTURERS (0.3%)
   Harley-Davidson                                               3,500        80
                                                                         -------
MULTIMEDIA (1.0%)
   DISH Network, Cl A*                                           5,600       102
   Time Warner                                                   7,133       196
                                                                         -------
                                                                             298
                                                                         -------

OFFICE ELECTRONICS (0.5%)
   Xerox                                                        15,200       133
                                                                         -------
OFFICE EQUIPMENT (0.5%)
   3M                                                            1,100        89
   Steelcase, Cl A                                               7,500        53
                                                                         -------
                                                                             142
                                                                         -------
OIL & GAS EQUIPMENT & SERVICES (1.1%)
   National Oilwell Varco                                        4,200       172
   Schlumberger                                                    900        57
   Tidewater                                                     2,000        93
                                                                         -------
                                                                             322
                                                                         -------
OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   El Paso                                                      10,700       109
                                                                         -------
PAPER PACKAGING (0.8%)
   Rock-Tenn, Cl A                                               2,000        85

SCHEDULE OF INVESTMENTS

January 31, 2010                                                     (Unaudited)

LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                                    Shares     (000)
---------------------                                         --------   -------
PAPER PACKAGING (CONTINUED)
   Sonoco Products                                               4,700   $   131
                                                                         -------
                                                                             216
                                                                         -------
PETROLEUM & FUEL PRODUCTS (10.7%)
   Apache                                                        1,700       168
   Chevron                                                       8,300       598
   Cimarex Energy                                                1,800        88
   ConocoPhillips                                                7,400       355
   Diamond Offshore Drilling                                     1,300       119
   Exxon Mobil                                                  16,700     1,076
   Marathon Oil                                                  6,000       179
   Murphy Oil                                                    2,600       133
   Noble                                                         3,000       121
   Patterson-UTI Energy                                          3,200        49
   Sunoco                                                        2,100        53
   Tesoro                                                        1,500        19
   Valero Energy                                                 5,200        96
                                                                         -------
                                                                           3,054
                                                                         -------
PHARMACEUTICALS (9.4%)
   Abbott Laboratories                                           7,800       413
   Bristol-Myers Squibb                                          9,100       222
   Eli Lilly                                                     7,900       278
   Forest Laboratories*                                          3,700       110
   Johnson & Johnson                                             6,300       396
   King Pharmaceuticals*                                         5,800        70
   Merck                                                        12,336       471
   Mylan Laboratories*                                           6,600       120
   Pfizer                                                       28,498       532
   Watson Pharmaceuticals*                                       2,100        80
                                                                         -------
                                                                           2,692
                                                                         -------
PRINTING & PUBLISHING (0.2%)
   Lexmark International, Cl A*                                  1,800        46
                                                                         -------

REINSURANCE (0.3%)
   Everest Re Group                                                600        51
   PartnerRe                                                       600        45
                                                                         -------
                                                                              96
                                                                         -------
RETAIL (2.7%)
   Brinker International                                         2,900        47
   Kroger                                                        6,400       137
   McDonald's                                                    1,400        88
   Safeway                                                       5,500       124
   Sears Holdings*                                               1,200       112
   Wal-Mart Stores                                               4,700       251
                                                                         -------
                                                                             759
                                                                         -------
SEMI-CONDUCTORS/INSTRUMENTS (2.6%)
   Intel                                                        24,600       477
   Texas Instruments                                             9,200       207
   Vishay Intertechnology*                                       6,900        52
                                                                         -------
                                                                             736
                                                                         -------
SPECIALIZED REIT'S (0.2%)
   Hospitality Properties Trust                                  2,100        46
                                                                         -------

                                                               Shares/
                                                                Face
                                                               Amount     Value
                                                                (000)     (000)
                                                              --------   -------
STEEL & STEEL WORKS (0.3%)
   Alcoa                                                         7,800   $    99
                                                                         -------
TECHNOLOGY DISTRIBUTORS (1.00%)
   Avnet*                                                        2,600        69
   Ingram Micro, Cl A*                                           5,900        99
   Tech Data*                                                    2,600       106
                                                                         -------
                                                                             274
                                                                         -------
TELEPHONES & TELECOMMUNICATIONS (5.6%)
   AT&T                                                         24,000       609
   CenturyTel                                                    4,110       140
   Cisco Systems*                                               12,900       290
   Harris                                                        3,700       159
   Verizon Communications                                       13,600       400
                                                                         -------
                                                                           1,598
                                                                         -------
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   Sprint Nextel*                                               30,300        99
                                                                         -------
TOTAL COMMON STOCK
   (Cost $33,976)                                                         28,403
                                                                         -------
REPURCHASE AGREEMENT (0.4%)
   Morgan Stanley
      0.040%, dated 01/29/10,
      to be repurchased on
      02/01/10, repurchase
      price $126,174
      (collateralized by U.S.
      Treasury Note, par value
      $128,779, 1.375%,
      01/15/13, with total
      market value $128,697)                                  $    126       126
                                                                         -------
TOTAL REPURCHASE AGREEMENT
   (Cost $126)                                                               126
                                                                         -------
TOTAL INVESTMENTS - 99.9%
   (Cost $34,032) +                                                      $28,529
                                                                         =======

PERCENTAGES ARE BASED ON NET ASSETS OF $28,562(000).

*    NON-INCOME PRODUCING SECURITY.

CL   - CLASS

REIT - REAL ESTATE INVESTMENT TRUST

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $34,102(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,259(000) AND $(7,832) (000) RESPECTIVELY.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

LSV-QH-003-0700

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010